COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES [Text Block]
NOTE 1 8	COMMITMENTS AND CONTINGENCIES

(a)	Capital commitments

As of September 30, 2011 and December 31, 2010, the Company had commitments for capital expenditures on acquisition of property and equipment amounting to approximately $1,871,000 and $1,610,000, respectively.

(b)	Operating lease commitments

The Company leases clinic spaces and staff quarters from third parties under fifty-three separate operating leases which expire between October 20, 2011 and January 1, 2020.

As of September 30, 2011, the Company had outstanding commitments with respect to the above operating leases, which are due as follows:

For the fiscal years ending September 30,
2012	$1,781,784
2013	1,739,408
2014	1,723,821
2015	1,635,840
2016	771,415
Thereafter	269,611
$7,921,879

(c)	Loss contingencies

The Company has not recorded an accrued loss contingency under ASC 450 in connection with the contingent liability related to the warranties made to investors in the private placement. Accounting for loss contingencies pursuant to ASC 450 involves the existence of a condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future event(s) occur or fail to occur. Additionally, accounting for a loss contingency requires management to assess each event as probable, reasonably possible or remote. Probable is defined as the future event or events are likely to occur. Reasonably possible is defined as the chance of the future event or events occurring is more than remote but less than probable, while remote is defined as the chance of the future event or events occurring is slight. An estimated loss in connection with a loss contingency shall be recorded by a charge to current operations if both of the following conditions are met: first, the amount can be reasonably estimated; and second, the information available prior to issuance of the financial statements indicates that it is probable that a liability has been incurred at the date of the financial statements.

The Company has assessed the contingent liability related to the warranties made to investors in our private placement in accordance with ASC 450 – (1) for a period of three years, if the Company issues any shares of Common Stock for less than $2.00 per share or for no consideration (the “Additional Shares”), then the per share price under the Securities Purchase Agreement shall be reduced to the lowest price per share at which such Additional Shares are issued, granted or sold (“Guarantee A”); and (2) if the after-tax net income for the fiscal year ending December 31, 2011 is less than the after- tax net income for the fiscal year ending December 31, 2010, or if any Chinese government agency challenges or otherwise takes any action that adversely affects the listing of securities and the Company is unable to address such adverse effect to the reasonable satisfaction of the investors, then the Company must pay to each investor, as liquidated damages, an amount equal to that investor’s purchase price plus compound interest at a rate of 8% (“Guarantee B”).

The Company has determined that the occurrence of the contingency of Guarantee A is remote. The Company expects the operating cash flows are adequate to finance the daily operations and the Company is not required to issue new shares at a price below $2.00. However, the Company may issue new shares at a price below $2.00, when the Company is facing financial distress. Since the Company is unable to estimate the chance of violating Guarantee A, the Company did not disclose the estimated loss. The Company did not violate Guarantee A as of the date of this report. The maximum potential amount of future estimated loss pertinent to Guarantee A is $1,200,000.

The Company has determined that the occurrence of the contingency of Guarantee B is reasonably possible, since the Company’s performance is subjected to impact of economic factors and many other risk factors. In accordance with ASC 450, the Company is required to record a charge to current operations. However, since the Company is unable to estimate the chance of having the after-tax net income for the fiscal year ending December 31, 2011 is less than the after-tax net income for the fiscal year ending December 31, 2010 or those challenges stated above, the Company did not disclose the estimated loss. The Company did not violate Guarantee B as of the date of this report. Guarantee B did not provide the limitation to the maximum potential future payments and it stated that the Company is required to pay investors for violation of Guarantee B, liquidated damages, an amount equal to that investor’s purchase price ($1,200,000) plus compound interest at a rate of 8%.

13.	COMMITMENTS AND CONTINGENCIES

	(a)	Defined contribution retirement plans

As stipulated by the regulations of the PRC government, companies operating in the PRC have defined contribution retirement plans for their employees. The PRC government is responsible for the pension liability to these retired employees. The Company was required to make specified contributions to the state-sponsored retirement plan based on the basic salary cost of their staff. Each of the employees of the PRC subsidiaries is also required to contribute certain percentage of his/her basic salary.

Contributions to defined contribution retirement plan for the years ended December 31, 2010 and 2009 were $176,435 and $88,147 respectively.

	(b)	Capital commitments

As of December 31, 2010 and 2009, the Company had commitments for capital expenditures to complete the acquisition of property and equipment amounting to approximately $1,610,000 and $898,760 respectively.

	(c)	Rental leases commitment

The Company leases clinic spaces and staff quarters from third parties under fifty-four separate operating leases which expire between April 4, 2010 and January 1, 2020.

As of December 31, 2010, the Company has outstanding commitments with respect to the above operating leases, which are due as follows:
For the fiscal years ending December 31,
2011	$1,448,178
2012	1,654,732
2013	1,625,808
2014	1,624,406
2015	1,523,453
Thereafter	611,886

Total	$8,488,463

(d)	Loss contingencies

The Company has not recorded an accrued loss contingency under ASC 450 in connection with the contingent liability related to the warranties made to investors in the private placement. Accounting for loss contingencies pursuant to ASC 450 involves the existence of a condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future event(s) occur or fail to occur. Additionally, accounting for a loss contingency requires management to assess each event as probable, reasonably possible or remote. Probable is defined as the future event or events are likely to occur. Reasonably possible is defined as the chance of the future event or events occurring is more than remote but less than probable, while remote is defined as the chance of the future event or events occurring is slight. An estimated loss in connection with a loss contingency shall be recorded by a charge to current operations if both of the following conditions are met: first, the amount can be reasonably estimated; and second, the information available prior to issuance of the financial statements indicates that it is probable that a liability has been incurred at the date of the financial statements.

The Company has assessed the contingent liability related to the warranties made to investors in our private placement in accordance with ASC 450 – (1) for a period of three years, if the Company issues any shares of Common Stock for less than $2.00 per share or for no consideration (the “Additional Shares”), then the per share price under the Securities Purchase Agreement shall be reduced to the lowest price per share at which such Additional Shares are issued, granted or sold (“Guarantee A”); and (2) if the after-tax net income for the fiscal year ending December 31, 2011 is less than the after-tax net income for the fiscal year ending December 31, 2010, or if any Chinese government agency challenges or otherwise takes any action that adversely affects the listing of securities and the Company is unable to address such adverse effect to the reasonable satisfaction of the investors, then the Company must pay to each investor, as liquidated damages, an amount equal to that investor’s purchase price plus compound interest at a rate of 8% (“Guarantee B”).

The Company has determined that the occurrence of the contingency of Guarantee A is remote. The Company expects the operating cash flows are adequate to finance the daily operations and the Company is not required to issue new shares at a price below $2.00. However, the Company may issue new shares at a price below $2.00, when the Company is facing financial distress. Since the Company is unable to estimate the chance of violating Guarantee A, the Company did not disclose the estimated loss. The Company did not violate Guarantee A as of the date of this report. The maximum potential amount of future estimated loss pertinent to Guarantee A is $1,200,000.

The Company has determined that the occurrence of the contingency of Guarantee B is reasonably possible, since the Company’s performance is subjected to impact of economic factors and many other risk factors. In accordance with ASC 450, the Company is required to record a charge to current operations. However, since the Company is unable to estimate the chance of having the after-tax net income for the fiscal year ending December 31, 2011 is less than the after-tax net income for the fiscal year ending December 31, 2010 or those challenges stated above, the Company did not disclose the estimated loss. The Company did not violate Guarantee B as of the date of this report. Guarantee B did not provide the limitation to the maximum potential future payments and it stated that the Company is required to pay investors for violation of Guarantee B, liquidated damages, an amount equal to that investor’s purchase price ($1,200,000) plus compound interest at a rate of 8%.

The Company also considered if the guarantees were accounted for according to ASC 460. Pursuant to ASC 460-10-15-7-i, the guarantees discussed above were excluded from the ASC 460.